Filed pursuant to Rule 497(e)
File Nos. 2-98772 and 811-04347
GMO TRUST
Supplement to
GMO Trust Prospectus dated June 30, 2008
GMO Currency Hedged International Equity Fund
In addition to the underlying Funds referenced in the first paragraph of the section captioned “Principal investment strategies” on page 30 of the Prospectus, the Fund may also invest in GMO Flexible Equities Fund.
The sections captioned “Fees and expenses” and “Example” on page 31 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III
Management fee	0.54%
Shareholder service fee	0.15%[1]
Other expenses	0.10%
Acquired fund fees and expenses (underlying Fund expenses)	0.58%[2]
Total annual fund operating expenses	1.37%
Expense reimbursement/waiver	(0.68%)[1,3]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.69%
1 The Manager will waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.
2 The amount indicated is based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.
3 The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed 0.54% of the Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent that the sum of (a) the Fund’s total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in underlying Funds (excluding these Funds’ Excluded Fund Fees and Expenses), exceeds 0.54% of the Fund’s average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.54% of the Fund’s average daily net assets.
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	1 Year*	3 Years	5 Years	10 Years
Class III	$70	4377	$707	$1,639
* After reimbursement
GMO Alpha Only Fund
The sections captioned “Fees and expenses” and “Example” on page 87 of the Prospectus are replaced with the following:
Fees and expenses
The tables below show, for each class of shares, the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.06%[1]	0.06%[1]
Redemption fee (as a percentage of amount redeemed)	0.06%[1,2]	0.06%[1,2]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III	Class IV
Management fee	0.50%	0.50%
Shareholder service fee	0.15%[3]	0.10%[3]
Other expenses	0.02%	0.02%
Acquired fund fees and expenses (underlying Fund expenses)	0.64%[4]	0.64%[4]
Total annual fund operating expenses	1.31%	1.26%
Expense reimbursement/waiver	(0.50%)[3,5]	(0.50%)[3,5]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.81%	0.76%
1 See “Purchase Premiums and Redemption Fees” for a more detailed discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive periodic adjustments to the level of purchase premium and redemption fee and/or waive all or a portion of the purchase premium or redemption fee.
2 Applies only to shares acquired on or after June 30, 2003.
3 The Manager will waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above.
4 The amounts indicated are based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amounts do not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.
5 The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed 0.50% of the Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent that the sum of (a) the Fund’s total annual operating expenses (excluding Excluded Fund Fees and

Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in underlying Funds (excluding these Funds’ Excluded Fund Fees and Expenses), exceeds 0.50% of the Fund’s average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.50% of the Fund’s average daily net assets.
Example
This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$95	$385	$696	$1,580	$89	$378	$689	$1,572
Class IV	$90	$369	$670	$1,524	$84	$362	$662	$1,515
* After reimbursement
Management of the Trust
The first row of the table on page 99 in the “Management of the Trust” section of the Prospectus is replaced with the following:

U.S. Equity Funds	Sam Wilderman (since 2005)	Director, U.S. Quantitative Division, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s U.S. quantitative equity portfolios since 2005. Previously, Mr. Wilderman was responsible for portfolio management of and research for GMO’s emerging equity portfolios since 1996.

The second row of the table on page 99 in the “Management of the Trust” section of the Prospectus is deleted.
Supplement Date: July 31, 2008